Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income before income tax expenses	648,548	676,081	356,894
Income tax expenses computed at applicable tax rates of 25%	162,137	169,020	89,224
Non-deductible and super deduction expenses	(6,035)	(18,314)	(4,054)
Effect of tax holidays and tax rate difference	(6,514)	1,255	(8,502)
Change in valuation allowance	(137,596)	(126,795)	(75,368)
Income tax expenses	11,992	25,166	1,300

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Accrued expenses	29,943	29,474
Deferred revenue	—	24,699
Net operating loss carry-forwards	471,933	389,550
Total deferred tax assets	501,876	443,723
Less: valuation allowance	(501,876)	(419,024)
Deferred tax assets, net	—	24,699
Deferred tax liabilities
Deferred costs	(3,742)	(2,029)
Withholding tax on undistributed earnings	—	(3,695)
Total deferred tax liabilities	(3,742)	(5,724)